New standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Summary of Detailed Information About Adoption Of New Lease Policy And Its Impact On Financial Position
The impact of the adoption of IFRS 16 on the Company’s statement of financial position at January 1, 2019 is as follows:

	December 31, 2018	Impact of transition to IFRS 16	January 1, 2019
Assets
Property and equipment	$316	$677	$993
Current liabilities
Lease obligation	$—	$300	$300
Non-current liabilities
Lease obligation	$—	$377	$377

	$316	$—	$316

Summary of Detailed Information About Adoption Of New Lease Policy And Its Impact On Operating Lease Commitments
The impact of the adoption of the Company’s operating lease commitments to the lease obligations recognized
as a result of the adoption of IFRS 16 is as
follows
:

Operating lease commitments, including renewal options, as at December 31, 2018	$715
Adjustment of lease commitments to present value of lease liability	(38)

Lease obligation as at January 1, 2019	$677